Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year	$ (10,038,145)	$ (11,366,372)	$ (8,973,347)
Adjustments for:
Amortization	278,621	124,134	22,567
Stock-based compensation expense	3,228,508	889,511	1,461,189
Share-based payment expense	1,109,531	1,085,716	3,264,681
Accretion interest expense		69,562	25,908
Finder's fee on convertible loan		258,542
Impairment of goodwill		1,342,794
Impairment of trademark and patents		19,174
Changes in fair value of warrant derivative	(7,707,051)	186,269
Changes in non-cash working capital items:
Receivables	(946,552)	93,210	(242,645)
Prepaid expenses	(1,343,745)	(657,713)	(202,238)
Inventory	(183,444)	(44,092)	14,966
Trade payables and accrued liabilities	62,975	568,850	325,090
Customer deposits	(44,288)	110,335	140,994
Net cash flows used in operating activities	(15,583,590)	(7,320,080)	(4,162,835)
Investing activities
Restricted cash	(110,707)
Expenditures on plant and equipment	(4,172,700)	(1,264,265)	(232,027)
Purchase of Intermeccanica International Inc.		(900,000)	(100,000)
Cash received on business combination		59,449
Expenditures on intangible assets	(8,042)		(25,345)
Net cash flows used in investing activities	(4,291,449)	(2,104,816)	(357,372)
Financing activities
Proceeds from bank loans	0	123,637	0
Repayment of bank loan	(123,637)
Proceeds from convertible loans		2,441,225	300,000
Repayment of shareholder loans	(4,153)	(33,155)	(135,000)
Repayment of promissory note	(1,500,000)
Proceeds from share subscription		750,000	101,500
Proceeds on issuance of common shares - net of issue costs	31,845,439	10,837,902	8,063,633
Net cash flows from financing activities	30,217,649	14,119,609	8,330,133
Increase in cash and cash equivalents	10,342,610	4,694,713	3,809,926
Effect of exchange rate changes on cash	(26,673)
Cash and cash equivalents, beginning	8,610,996	3,916,283	106,357
Cash and cash equivalents, ending	$ 18,926,933	8,610,996	$ 3,916,283
Non-cash financing and investing transactions:
Issuance of promissory note for acquisition of Intermeccanica		$ 1,500,000